Operating expenses (Tables)	12 Months Ended
Mar. 31, 2022
Analysis of income and expense [abstract]
Disclosure of Expenses by Nature

(EUR thousand)		For the financial year ended March 31
Expenses by nature	Notes	2022	2021	2020
Employee benefit expenses	8	(92,205)	(66,437)	(131,886)
Depreciation and amortization	9	(87,900)	(116,318)	(113,581)
Agent costs		(23,914)	(5,275)	(83,003)
IT costs		(12,013)	(9,294)	(14,279)
Auditors, lawyers and consultants		(12,223)	(7,989)	(21,885)
Advertising and promotion		(1,207)	(1,225)	(9,018)
Travel, entertainment, office and rental cost		(2,523)	(1,511)	(8,272)
Change in fair value of warrants	41	18,928	(10,856)	—
Other operating income/(expenses)		3,232	(267,189)	2,723
Total		(209,825)	(486,094)	(379,201)